Transmission Rights and Programming	12 Months Ended
Dec. 31, 2017
Transmission Rights and Programming.
Transmission Rights and Programming

8.Transmission Rights and Programming

At December 31, 2017 and 2016, transmission rights and programming consisted of:

	2017		2016
Transmission rights	Ps.	8,210,722	Ps.	8,309,497
Programming	5,838,665		6,198,972

	14,049,387		14,508,469

Non-current portion of:
Transmission rights	4,809,998		4,511,791
Programming	3,348,523		3,463,505

	8,158,521		7,975,296

Current portion of transmission rights and programming	Ps.	5,890,866	Ps.	6,533,173

Amortization of transmission rights and programming charged to consolidated cost of sales for the years ended December 31, 2017, 2016 and 2015 amounted to Ps.15,296,563, Ps.14,591,858 and Ps.13,216,319, respectively (see Note 20).